CLASS S SHARES

THE SARATOGA ADVANTAGE TRUST

PORTFOLIO	TICKER
James Alpha Total Hedge Portfolio	JTHSX
James Alpha EHS Portfolio	JAHSX
James Alpha Event Driven Portfolio	JAESX
James Alpha Relative Value Portfolio	JRSVX

Supplement dated July 13, 2018 to the Prospectus dated March 30, 2018 (the “Prospectus”)

This supplement updates and supersedes any contrary information contained in the Prospectus.

James Alpha Total Hedge Portfolio

Reference is made to the section entitled “Principal Investment Strategies” located on page 2 of the Prospectus. The last sentence of the fifth paragraph in this section is deleted in its entirety.

Reference is made to the section entitled “Principal Investment Strategies of the James Alpha Total Hedge Portfolio” beginning on page 43 of the Prospectus. The last sentence in the sixth paragraph in this section is deleted in its entirety.

The revised paragraph in each of the sections referenced above now reads:

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity, event driven, macro and relative value strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private fund returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time.

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James Alpha EHS Portfolio

Reference is made to the section entitled “Principal Investment Strategies” located on page 10 of the Prospectus. The last sentence in the fourth paragraph in this section is deleted in its entirety.

Reference is made to the section entitled “Principal Investment Strategies of the James Alpha EHS Portfolio” located on 52 of the Prospectus. The last sentence in the fourth paragraph in this section is deleted in its entirety.

The revised paragraph in each of the sections referenced above now reads:

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private fund returns tracked by the Manager, the factors driving those weightings assigned by the Manager to each investment strategy are all expected to change over time.

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James Alpha Event Driven Portfolio

Reference is made to the section entitled “Principal Investment Strategies” located on page 16 of the Prospectus. The last sentence of the fourth paragraph in this section is deleted in its entirety.

Reference is made to the section entitled “Principal Investment Strategies of the James Alpha Event Driven Portfolio” beginning on page 57 of the Prospectus. The last sentence of the fourth paragraph in this section is deleted in its entirety.

The revised paragraph in each of the sections referenced above now reads:

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize event driven strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private fund returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time.

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James Alpha Relative Value Portfolio

Reference is made to the section entitled “Principal Investment Strategies” located on page 29 of the Prospectus. The last sentence of the fifth paragraph in this section is deleted in its entirety.

Reference is made to the section entitled “Principal Investment Strategies of the James Alpha Relative Value Portfolio” located on page 71 of the Prospectus. The last sentence of the fifth paragraph in this section is deleted in its entirety.

The revised paragraph in each of the sections referenced above now reads:

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize relative value investment strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private fund returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time.

Please retain this supplement for future reference.

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